Operating Segments - Schedule of Reporting on Operating Segments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Schedule of Reporting on Operating Segments [Line Items]
Revenues	$ 44,018	$ 37,736	$ 160,953
Gross profit	20,749	16,751	69,967
Unallocated corporate expenses	(12,954)	(12,712)	(49,916)
Finance expenses, net	(1,182)	(1,600)	(6,717)
Income before taxes on income	6,613	2,439	13,334
Proprietary Products [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	40,017	33,758	141,447
Gross profit	20,279	16,138	67,739
Distribution [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	4,001	3,978	19,506
Gross profit	$ 470	$ 613	$ 2,228